Exploration and Evaluation Assets - Summary of Capitalized Costs on Projects (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	$ 405,248
Exploration and evaluation assets, ending balance	451,356	$ 405,248
Acquisition cost [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	28,321	28,353
Additions	5	10
Disposals due to deconsolidation of IsoEnergy	(26,632)
Dispositions		(42)
Exploration and evaluation assets, ending balance	1,694	28,321
Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	376,927	298,190
Expense arising from exploration for and evaluation of mineral resources	128,329	78,737
Disposals due to deconsolidation of IsoEnergy	(55,594)
Exploration and evaluation assets, ending balance	449,662	376,927
Rook 1 Property [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	329,247
Exploration and evaluation assets, ending balance	428,633	329,247
Rook 1 Property [member] | Acquisition cost [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	235	235
Additions	0	0
Disposals due to deconsolidation of IsoEnergy	0
Dispositions		0
Exploration and evaluation assets, ending balance	235	235
Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	329,012	260,941
Expense arising from exploration for and evaluation of mineral resources	105,612	68,071
Disposals due to deconsolidation of IsoEnergy	(6,226)
Exploration and evaluation assets, ending balance	428,398	329,012
Other Athabasca Basin Properties [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	11,061
Exploration and evaluation assets, ending balance	22,723	11,061
Other Athabasca Basin Properties [member] | Acquisition cost [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	1,458	1,458
Additions	1	0
Disposals due to deconsolidation of IsoEnergy	0
Dispositions		0
Exploration and evaluation assets, ending balance	1,459	1,458
Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	9,603	9,180
Expense arising from exploration for and evaluation of mineral resources	11,661	423
Disposals due to deconsolidation of IsoEnergy	0
Exploration and evaluation assets, ending balance	21,264	9,603
General exploration and drilling [Member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	19,576	13,318
General exploration and drilling [Member] | Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	6,488	7,705
General exploration and drilling [Member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	7,574	0
Environmental, permitting, and engagement [Member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	17,583	12,005
Environmental, permitting, and engagement [Member] | Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	17,583	12,005
Environmental, permitting, and engagement [Member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Technical, engineering and design [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	59,917	32,703
Technical, engineering and design [member] | Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	59,863	32,703
Technical, engineering and design [member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Geochemistry and assays [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	143	190
Geochemistry and assays [member] | Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Geochemistry and assays [member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Geological and Geophysical [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	6,033	3,957
Geological and Geophysical [member] | Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	323	1,941
Geological and Geophysical [member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	2,978	423
Labour and Wages [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	16,953	9,655
Labour and Wages [member] | Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	14,796	8,818
Labour and Wages [member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	1,109	0
Share-based Payments [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	6,867	6,364
Share-based Payments [member] | Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	5,605	4,532
Share-based Payments [member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Travel [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	1,257	545
Travel [member] | Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	954	367
Travel [member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
IsoEnergy Ltd. [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	64,940
Exploration and evaluation assets, ending balance	0	64,940
IsoEnergy Ltd. [member] | Acquisition cost [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	26,628	26,660
Additions	4	10
Disposals due to deconsolidation of IsoEnergy	(26,632)
Dispositions		(42)
Exploration and evaluation assets, ending balance	0	26,628
IsoEnergy Ltd. [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	38,312	28,069
Expense arising from exploration for and evaluation of mineral resources	11,056	10,243
Disposals due to deconsolidation of IsoEnergy	(49,368)
Exploration and evaluation assets, ending balance	0	38,312
IsoEnergy Ltd. [member] | General exploration and drilling [Member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	5,514	5,613
IsoEnergy Ltd. [member] | Environmental, permitting, and engagement [Member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
IsoEnergy Ltd. [member] | Technical, engineering and design [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	54	0
IsoEnergy Ltd. [member] | Geochemistry and assays [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	143	190
IsoEnergy Ltd. [member] | Geological and Geophysical [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	2,732	1,593
IsoEnergy Ltd. [member] | Labour and Wages [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	1,048	837
IsoEnergy Ltd. [member] | Share-based Payments [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	1,262	1,832
IsoEnergy Ltd. [member] | Travel [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	$ 303	$ 178